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                  [SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]


                                   May 9, 2003

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

     Re:  Paragon Life Insurance Company
          Separate Account B of Paragon Life Insurance Company
          (File Nos. 33-75778, 811-7534)
          ----------------------------------------------------

Gentlemen:

     On behalf of Paragon Life Insurance Company (the "Company") and Separate Account B of Paragon Life Insurance Company (the "Account"), I hereby certify that:

     (1) the form of prospectus and statement of additional information for the variable life insurance contracts offered by the Company through the Account that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent amendment to the above-referenced registration statement; and

     (2) the text of the most recent amendment to the above-referenced registration statement was filed electronically with the Securities and Exchange Commission on April 30, 2003.

     If you have any questions regarding this letter, please contact the undersigned at (202) 383-0158.

                                   Sincerely,

                                   /s/ Stephen E. Roth

                                   Stephen E. Roth

Cc:  Elizabeth Rich